Securities - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt Securities, Available-for-sale [Line Items]
Available-for-sale securities transferred to held-to-maturity	$ 6,067	$ 13,800	$ 501
Debt Securities, Available-for-Sale and Held-to-Maturity, Allowance for Credit Loss	1	10
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	(179)	75
U.S. Treasury Securities And Agency Commercial MBS
Debt Securities, Available-for-sale [Line Items]
AOCI, transfers from AFS to HTM Securities, gross unrealized losses, amortized cost	6,200	13,400
Available-for-sale securities transferred to held-to-maturity	$ 6,100	$ 13,800